INVESTMENTS - Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS
Proceeds from sale of equity securities and other investments	$ 402,720
Fair value at the time of sale of equity investment	443,800
Cumulative net gain on disposal of equity investment	227,200	$ 300
Equity instruments purchased	$ 440,400	$ 180,500